SUBSEQUENT EVENTS (Details)	Feb. 21, 2025	Jun. 14, 2024	Jan. 29, 2024	Apr. 21, 2023
Subsequent Event [Line Items]
Reverse stock split ratio		0.0769	0.1429	0.0333
Subsequent Event
Subsequent Event [Line Items]
Reverse stock split ratio	0.0588